Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash dividends declared per share	$ 0.04		$ 0.04
Common stock repurchased	$ 133,757	[1]	$ 45,111	[2]	$ 1,345
Common stock issuance, shares	243,597,780		257,468,092
Common Stock [Member]
Common stock repurchased	9,064	[1]	3,925	[2]	74
Common stock issuance, shares					26,300,000
Common Stock Offering Costs Per Share					$ 10.50
Common Stock [Member] | Stock Repurchase Authorization [Member]
Common stock repurchased	$ 131,000		$ 44,000

[1]	Includes $131 million repurchased under the share repurchase program in 2012.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.